TAX MATTERS - TAXES RECEIVABLES/PAYABLES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables:
Non-current indirect taxes	$ 4,815,000	$ 5,650,000
Current indirect taxes	29,340,000	17,819,000
Current other taxes	36,794,000	24,664,000
Current income tax	25,764,000	28,709,000
Total	67,373,000	59,023,000
Payables:
Non-current social security	1,893,000	2,754,000
Current indirect taxes	38,026,000	35,370,000
Current other taxes	59,078,000	58,395,000
Current income tax	16,838,000	12,671,000
Total	$ 115,835,000	$ 109,190,000